INCOME TAXES - INCOME TAX RECGONIZED IN OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	$ 84	$ (10)	$ (12)
Fair value through OCI securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	271	16	(12)
Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	$ (187)	$ (26)	$ 0